Income taxes and deferred taxes - Deferred tax by nature (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income taxes and deferred taxes
Intangible assets	€ 46,608	€ 39,972
Property, plant and equipment	4,188	2,460
Other current assets	1,318	1,284
Lease liabilities	4,467	3,530
Retirement benefit obligations	9	0
Deferred tax asset liability
Income taxes and deferred taxes
Intangible assets	1,064	4,125
Property, plant and equipment	6	7
Right-of-use assets	(805)	(634)
Other current assets	71	13
Financial debt (Recoverable Cash Advances and derivatives)	1,948	1,783
Lease liabilities	839	660
Retirement benefit obligations	2
Other current liabilities	19	(29)
Tax-losses carried forward	38,886	27,744
Total gross deferred tax assets/(liabilities)	41,888	33,655
Netting by tax entity	0	0
Unrecognized deferred tax assets	(41,841)	(33,608)
Total deferred tax assets/(liabilities)	47	47
Deferred tax asset
Income taxes and deferred taxes
Intangible assets	1,064	4,125
Property, plant and equipment	6
Right-of-use assets	0	0
Other current assets	0	13
Financial debt (Recoverable Cash Advances and derivatives)	1,948	1,827
Lease liabilities	839	660
Retirement benefit obligations	2
Other current liabilities	49	0
Tax-losses carried forward	38,886	27,744
Total gross deferred tax assets/(liabilities)	42,794	34,369
Netting by tax entity	(897)	(714)
Unrecognized deferred tax assets	(41,841)	(33,608)
Total deferred tax assets/(liabilities)	56	47
Deferred tax liability
Income taxes and deferred taxes
Property, plant and equipment		7
Intangible assets	0
Right-of-use assets	(805)	(634)
Other current assets	71
Financial debt (Recoverable Cash Advances and derivatives)	0	(44)
Lease liabilities	0	0
Other current liabilities	(30)	(29)
Tax-losses carried forward	0	0
Total gross deferred tax assets/(liabilities)	(906)	(714)
Netting by tax entity	897	714
Unrecognized deferred tax assets	0	€ 0
Total deferred tax assets/(liabilities)	€ (9)